Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations (Unaudited)
Revenues	$ 181,040,612	$ 129,576,795	$ 344,018,502	$ 240,710,698	$ 477,018,163	$ 84,726,026
Cost of Goods Sold	173,759,629	127,425,665	330,267,261	236,985,532	465,503,568	83,554,341
Gross Margin	7,280,983	2,151,130	13,751,241	3,725,166	11,514,595	1,171,685
Operating expenses
Stock based compensation			20,086,367	13,819,067	30,622,884	2,326,298
General and administrative	3,907,831	2,140,701	6,904,515	3,395,701	7,994,946	2,020,493
Salaries and related benefits	4,127,328	1,791,076	8,370,009	2,623,460	8,806,344	687,415
Professional fees	848,122	585,449	1,912,609	832,601	1,845,886	804,836
Depreciation expense	241,843	97,956	450,897	147,903	529,000	82,662
Total operating expenses	19,747,053	13,845,582	39,003,591	20,793,261	49,799,060	5,921,704
(Loss) from operations	(12,466,070)	(11,694,452)	(25,252,350)	(17,068,095)	(38,284,465)	(4,750,019)
Other income (expenses):
Loss on impairment					18,116,263	13,757,907
Net income from investments					3,330,057	49,710
Amortization of debt discount	(6,414,071)	(920,914)	(7,443,668)	(982,788)	3,055,978	2,667,733
Other income (expense), net	715,238	(10,508)	913,591	(10,838)	1,063,772	(415,202)
Interest expense	(745,728)	(267,681)	(1,480,781)	(448,683)	(1,457,900)	(391,781)
Stock based compensation	9,760,707	9,230,400	20,504,339	13,793,596
Foreign exchange adjustments	169,411	(61,234)	(86,191)	(512,712)	(334,496)	425,309
Amortization of debt discount, related party	0	0	0	(95,127)	(95,127)	(28,032)
Amortization of debt issue costs					(10,438)	(19,562)
Stock issuance costs					0	(13,400,000)
Interest expense, related party			(6,019)		0	(26,703)
Loss on modification of debt					0	(98,825)
Total other expenses, net	(7,187,519)	(400,723)	(9,119,424)	2,211,180	(18,676,373)	(30,330,726)
Income tax benefit (expense)	11,337	2,010,198	1,589,620	3,192,832	5,291,867	438,104
Depreciation and amortization expense	1,103,065	97,956	1,312,119	147,903
Net (loss)	(19,642,252)	(10,084,977)	(32,782,154)	(11,664,083)	(51,668,971)	(34,642,641)
Deemed dividend	32,841,317	0	36,697,317	0	7,407,407	0
Net loss available to common stockholders	$ (52,836,395)	$ (10,084,977)	$ (70,099,284)	$ (11,664,083)	$ (59,076,378)	$ (34,642,641)
Basic and diluted loss per share available to common stockholders	$ (0.27)	$ (0.07)	$ (0.37)	$ (0.08)	$ (0.38)	$ (1.92)
Weighted average number of shares outstanding, basic and diluted	193,507,946	151,120,416	190,965,948	149,463,702	156,365,477	18,049,003
Income (loss) from investments, net	$ (912,369)	$ 859,614	$ (1,022,375)	$ 4,261,328	$ 3,330,057	$ 49,710
Income (loss) before income taxes	(19,653,589)	(12,095,175)	(34,371,774)	(14,856,915)
Deemed dividend	(32,841,317)	0	(36,697,317)	0	$ (7,407,407)	$ 0
Preferred dividends	$ (352,826)	$ 0	$ (619,813)	$ 0